Adoption of IFRS 15 - Consolidated statements of cash flows (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of initial application of standards or interpretations [line items]
Net earnings	$ 755	$ 814	$ 1,464	$ 1,502
Depreciation and amortization	1,008	977	2,000	1,886
Income taxes	292	298	527	548
Net change in operating assets and liabilities	174	241	85	55
Cash flows from operating activities	$ 2,057	2,154	$ 3,553	3,467
2017 as previously reported | IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Net earnings		811		1,536
Depreciation and amortization		980		1,887
Income taxes		297		560
Net change in operating assets and liabilities		242		8
Cash flows from operating activities		2,154		3,467
IFRS 15 impacts | IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Net earnings		3		(34)
Depreciation and amortization		(3)		(1)
Income taxes		1		(12)
Net change in operating assets and liabilities		(1)		47
Cash flows from operating activities		$ 0		$ 0